PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2015	2016
	US$	US$

Prepaid expenses	15,364	13,092
Advance to employees	1,623	1,334
Receivable from a broker for exercise of employee stock options	237	-
Rental deposits and others	10,273	7,668
Interest receivable	13,168	1,021
Rent paid to original lessors for sublease services	15,882	6,793
Receivable for real estate properties	-	989
Others	3,718	8,927

	60,265	39,824